Income taxes - Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate [Abstract]
Profit before income tax	$ 2,625,338	$ 881,129	$ 704,834
Tax rate	30.00%	30.00%	30.00%
Income tax expense calculated at 30% statutory tax rate	$ 787,601	$ 264,339	$ 211,450
Inflation effects, net	25,039	8,333	6,278
Non-deductible expenses	5,790	5,493	3,202
Loss on valuation of warrants		255,456
Share-based payments	1,744	8,275
Other items, net	4,280	872	11,762
Total income tax expense	$ 824,454	$ 542,768	$ 232,692
Average effective tax rate	31.00%	62.00%	33.00%